Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,901,000
Previously Paid Amount	0.00
Total Fee Amount	676.83
Total Offset Amount	0.00
Net Fee	676.83
Narrative - Max Aggregate Offering Price	$ 4,901,000
Final Prospectus	true